Class A Ordinary Shares Subject to Possible Redemption (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Class A Ordinary Shares Subject to Possible Redemption [Abstract]
Schedule of the Class A Ordinary Shares Subject to Possible Redemption	The Class A ordinary shares subject to possible redemption reflected on the accompanying condensed consolidated balance sheets as of September 30, 2023 and December 31, 2022 are reconciled in the following table:
Gross proceeds	$200,000,000
Less:
Redemption of Class A ordinary share subject to possible redemption	(154,906,130)
Plus:
Increase in redemption value of Class A ordinary shares subject to possible redemption	2,070,678
Class A ordinary shares subject to possible redemption at December 31, 2022	47,164,548
Increase in redemption value of Class A ordinary shares subject to possible redemption	501,501
Class A ordinary shares subject to possible redemption at March 31, 2023	47,666,049
Increase in redemption value of Class A ordinary shares subject to possible redemption	439,819
Redemptions of Class A ordinary shares	(26,023,916)
Class A ordinary shares subject to possible redemption at June 30, 2023	22,081,952
Increase in redemption value of Class A ordinary shares subject to possible redemption	260,232
Class A ordinary shares subject to possible redemption at September 30, 2023	$22,342,184
The Class A ordinary shares subject to possible redemption reflected on the accompanying consolidated balance sheet is reconciled in the following table:
Gross proceeds	$200,000,000
Less:
Proceeds allocated to Public Warrants	(4,733,334)
Class A ordinary share issuance costs	(22,021,556)
Plus:
Accretion of carrying value to redemption value	26,754,890
Class A ordinary share subject to possible redemption as of December 31, 2021	200,000,000
Redemption of Class A ordinary shares subject to possible redemption	(154,906,130)
Increase in redemption value of Class A ordinary shares subject to possible redemption	2,070,678
Class A ordinary share subject to possible redemption as of December 31, 2022	$47,164,548